Related parties	12 Months Ended
Dec. 31, 2025
Related parties
Related parties

32 Related parties

A related party is a person or entity that is related to the entity that is preparing its financial statements. This includes subsidiaries, associates, joint ventures, post-employment benefits plans, Key management personnel and their close family members and entities controlled by them. Transactions between an entity and any related party are disclosed in the financial statements in accordance with both accounting standards and relevant listing rules to ensure readers are aware of how financial statements may be affected by these transactions.

UK Government

In May 2025, the UK Government through His Majesty’s Treasury (HMT) sold its remaining shareholding in NatWest Group plc. Under UK listing rules the UK Government and UK Government-controlled bodies remained related parties until 12 July 2025, 12 months after the UK Government shareholding in NatWest Group plc fell below 20%.

NatWest Group enters into transactions with many of these bodies. Transactions include the payment of: taxes – principally UK corporation tax (Note 7) and value added tax; national insurance contributions; local authority rates; and regulatory fees and levies (including the UK bank levy Note 3) and FSCS levy (Note 25) - together with banking transactions such as loans and deposits undertaken in the normal course of banker-customer relationships.

Bank of England facilities

NatWest Group may participate in a number of schemes operated by the Bank of England in the normal course of business.

In March 2024 Bank of England Levy replaced the Cash Ratio Deposit scheme. Members of NatWest Group that are UK authorised institutions having eligible liabilities greater than £600 million are required to pay the levy. They also have access to Bank of England reserve accounts: sterling current accounts that earn interest at the Bank of England Base rate.

NatWest Group provides guarantees for certain subsidiaries, liabilities to the Bank of England.

Other Related Parties

In accordance with IAS 24, transactions or balances between NatWest Group entities that have been eliminated on consolidation are not reported.

The primary financial statements of the parent company include transactions and balances with its subsidiaries which have been further disclosed in the relevant notes.

32 Related parties continued

Associates, joint ventures (JVs) and equity investments

In their roles as providers of finance, NatWest Group companies provide development and other types of capital support to businesses. These investments are made in the normal course of business. To further strategic partnerships, NatWest Group may seek to invest in third parties or allow third parties to hold a minority interest in a subsidiary of NatWest Group. We disclose as related parties for associates and joint ventures and where equity interest are over 10%. Ongoing business transactions with these entities are on normal commercial terms.

Amounts included in the NatWest Group financial statements, in aggregate, by category of related party are as follows:

	Associates and	Equity
	joint ventures	shares (1)	Total
31 December 2025	£m	£m	£m
Investments	753	1	754
Loans to customers - amortised cost	—	4	4
Customer deposits	1	—	1
Other comprehensive income	—	33	33
Other operating income	69	10	79

31 December 2024
Investments	690	122	812
Loans to customers - amortised cost	—	4	4
Customer deposits	1	1	2
Other comprehensive income	—	(22)	(22)
Other operating income	19	—	19

(1)Represents investments in entities where ownership is more than 10%

Post employment benefits

NatWest Group recharges NatWest Group Pension Fund with the cost of pension management services incurred by it. NatWest Group Pension Fund holds bank accounts held with the NatWest Group plc. At 31 December 2025 these balances amounted to £44.1 million (2024 - £43.2 million).

NatWest Group Pension fund also holds certain interest rate swaps, inflation swaps, credit derivatives, cross currency swaps and forward exchange rate agreements where subsidiaries of NatWest Group act as counterparties. These transactions are on commercial terms and carried out on an arms-length basis.

During February 2023, NatWest Group entered into an agreement to establish a new legal structure to hold assets, consolidated on NatWest Group’s balance sheet, to meet potential future contributions required by the Main section of the Group’ Pension Fund. This transaction required transfer of £471 million to the Reservoir Trust after the final dividend for 2022 approved by shareholders. This transaction does not create a pension liability with the Main section of the Group Pension Fund. Refer to details in Note 5 and in Material contracts information on pages 294 and 295.